SUPPLEMENTARY BALANCE SHEET INFORMATION (Schedule of Long Term Debt Maturities) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
SUPPLEMENTARY BALANCE SHEET INFORMATION [Abstract]
2014	$ 4,665
2015	4,675
2016	4,685
2017	4,671
2018	4,551
2019 and after	12,669
Long-term loans	35,916	48,710
Interest expenses	$ 1,854	$ 2,153	$ 2,318